Crypto Assets	12 Months Ended
Dec. 31, 2025
Crypto Assets [Abstract]
Crypto assets

5. Crypto assets

The Company adopted ASU 2023-08, which requires our crypto assets, including Bitcoin, USDT and other crypto assets, to be valued at fair value each reporting period with changes in fair value recorded in net income. The Company’s crypto assets are within the scope of ASU 2023-08 and the guidance requires a cumulative-effect adjustment as of the beginning of the current fiscal year for any difference between the carrying amount of the Company’s crypto assets and fair value. The value of crypto assets is recognized at the value reported in the trading platform’s financial statements as of December 31, 2025.

The following table presents the Company’s significant crypto asset holdings as of December 31, 2025:

(in thousands, except number and per bitcoin)

Bitcoin holdings	31-Dec-24	31-Dec-25
Number of bitcoin held	67	43
Carrying basis - per bitcoin	$59,937	$101,791
Fair value - per bitcoin	$93,765	$88,301
Carrying basis of bitcoin	$4,009	$4,393
Fair value of bitcoin	$6,268	$3,808

Others crypto assets holding	31-Dec-24	31-Dec-25
Number of other crypto assets held	10,882	931
Carrying basis of other crypto assets	$202	$68
Fair value of other crypto assets	$221	$61

USDT holdings	31-Dec-24	31-Dec-25
Number of USDT held	415,770	90,163
Carrying basis - USDT	1	1
Fair value - per USDT	1	1
Carrying basis of USDT	416	90
Fair value of USDT	416	90

The following tables present a summary of the impacts of the adoption of ASU 2023-08, on the Company’s Condensed Consolidated Statements of Operations provided during the year ended December 31, 2025.

(in thousands)

	BTC	USDT	Others
Beginning Balance: Crypto assets, on January 1, 2025	6,268	416	221
Addition of crypto assets	1,411	90	—
Disposition of crypto assets	(3,286)	(416)	(160)
Unrealized gain on crypto assets	(585)	—	—
Crypto assets on December 31, 2025	$3,808	$90	$61